UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-22548]

Wall Street EWM Funds Trust
 (Exact name of registrant as specified in charter)

55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Address of principal executive offices) (Zip code)

Frederick Taylor, President
Wall Street EWM Funds Trust
55 E. 52nd Street, 23rd Floor
New York, NY  10055
  (Name and address of agent for service)

(646) 265-2380
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.

Evercore Equity Fund
Schedule of Investments
March 31, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.7%
Biotechnology - 2.6%
Gilead Sciences, Inc.	31,300	$2,875,218

Chemicals - 3.1%
Celanese Corp.	53,300	3,491,150

Containers & Packaging - 2.1%
WestRock Co.	59,000	2,302,770

Diversified - 1.9%
3M Co.	13,000	2,166,190

Drugs - 4.4%
Allergan PLC (a)(b)	11,400	3,055,542
McKesson Corp.	11,700	1,839,825
		4,895,367
Electrical Equipment - 4.3%
A.O. Smith Corp.	35,000	2,670,850
Roper Industries, Inc.	12,000	2,193,240
		4,864,090
Energy Equipment & Services - 4.6%
Core Laboratories N V (b)	22,000	2,473,020
Schlumberger Ltd. (b)	36,000	2,655,000
		5,128,020
Financial Services - 11.2%
Apollo Global Management, LLC - Class A	130,000	2,225,600
East West Bancorp, Inc.	59,000	1,916,320
LendingClub Corp. (a)	150,000	1,245,000
Mastercard, Inc.	35,000	3,307,500
The Blackstone Group LP	136,000	3,814,800
		12,509,220
Forest Products - 2.5%
Weyerhaeuser Co. - REIT	90,000	2,788,200

Health Care Services - 5.9%
Thermo Fisher Scientific, Inc.	20,000	2,831,800
UnitedHealth Group, Inc.	29,700	3,828,330
		6,660,130
Insurance - 2.7%
Chubb Ltd. (b)	25,000	2,978,750

Leisure - 2.1%
Polaris Industries, Inc.	23,500	2,314,280

Media - 2.1%
AMC Networks, Inc. - Class A (a)	35,500	2,305,370

Office Equipment - 4.5%
Apple, Inc.	24,800	2,702,952
Western Digital Corp.	50,000	2,362,000
		5,064,952

Property Management - 3.2%
CBRE Group, Inc. - Class A (a)	122,500	3,530,450

Retail - 3.3%
TJX Companies, Inc.	47,700	3,737,295

Semiconductors - 5.6%
NXP Semiconductors NV (a)(b)	46,800	3,794,076
Texas Instruments, Inc.	44,000	2,526,480
		6,320,556
Services - 6.5%
Accenture PLC - Class A (b)	26,300	3,035,020
Alphabet, Inc. - Class A (a)	2,400	1,830,960
Alphabet, Inc. - Class C (a)	3,257	2,426,302
		7,292,282
Software - 5.2%
Ansys, Inc. (a)	27,000	2,415,420
Microsoft Corp.	62,000	3,424,260
		5,839,680
Specialty Retail - 16.1%
AutoNation, Inc. (a)	51,300	2,394,684
AutoZone, Inc. (a)	5,875	4,680,554
Dorman Products, Inc. (a)	41,500	2,258,430
Five Below, Inc. (a)	64,000	2,645,760
Home Depot, Inc.	24,700	3,295,721
Nike, Inc. - Class B	45,500	2,796,885
		18,072,034
Telecommunications - 2.8%
American Tower Corp. - REIT	30,700	3,142,759

TOTAL COMMON STOCKS (Cost $82,076,393)		$108,278,763

SHORT TERM INVESTMENT - 3.2%
Money Market Fund - 3.2%
First American Prime Obligations Fund, Class Z, 0.31% (c)	3,555,017	3,555,017
TOTAL SHORT TERM INVESTMENT (Cost $3,555,017)		$3,555,017

Total Investments (Cost $85,631,410) - 99.9%		$111,833,780
Other Assets in Excess of Liabilities - 0.1%		129,699
TOTAL NET ASSETS - 100.0%		$111,963,479

Percentages are stated as a percent of net assets.
(a) Non-income producing security
(b) Foreign Domiciled
(c ) The rate shown is the annualized seven day effective yield as of March 31, 2016.
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$108,278,763	$–	$–	$108,278,763
Short-Term Investment	3,555,017	–	–	3,555,017
Total Investments	$111,833,780	$–	$–	$111,833,780

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2016, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows:

Evercore Equity Fund

Cost of investments	$82,076,393

Gross unrealized appreciation	29,673,660
Gross unrealized depreciation	(3,471,290)
Net unrealized appreciation	$26,202,370

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Wall Street EWM Funds Trust

By (Signature and Title  /s/ Frederick Taylor
                                           Frederick Taylor, President

Date  May 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Frederick Taylor
                                              Frederick Taylor, President

Date  May 31, 2016

By (Signature and Title)* /s/ John J. Rendinaro
                                              John J. Rendinaro, Treasurer

Date  May 31, 2016

* Print the name and title of each signing officer under his or her signature.